Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities from continuing operation:
Loss for the year from continuing operation	$ (17,826)	$ (28,701)	$ (5,408)
Adjustments:
Depreciation	231	235	178
Finance expenses (income), net	(108)	15,462	(1,479)
Share-based payments	2,082	2,645	1,273
Total adjustments	(15,621)	(10,359)	(5,436)
Changes in assets and liabilities:
Changes in trade receivables and other current assets	(316)	(492)	1,555
Changes in accounts payable	399	(2,355)	493
Changes in other payables	634	(571)	(77)
Changes in post-employment benefit liabilities	27	(20)	(148)
Changes in assets and liabilities, total	744	(3,438)	1,823
Net cash used in operating activities from continuing operation	(14,877)	(13,797)	(3,613)
Cash flows from investing activities from continuing operation:
Cash assumed as part of acquisition of FameWave (See Note 5B)		69
Investment in financial assets and loan granted (See Note 5B)			(2,100)
Decrease (increase) in short and long term deposits	13,162	(49,618)	1,511
Interest received	359	110	151
Acquisition of fixed assets	(115)	(156)	(11)
Net cash provided by (used in) investing activities from continuing operation	13,406	(49,595)	(449)
Cash flows from financing activities from continuing operation:
Proceeds from issuance of ADSs	564	27,925	2,594
ADS issuance expenses paid	(24)	(2,074)	(264)
Proceeds from issuance of warrants		26,574	3,406
Warrants issuance expenses paid		(3,281)	(347)
Proceeds from exercise of warrant	1,200	19,547	43
Repayment of lease liability	(153)	(179)	(171)
Interest paid	(75)	(24)	(28)
Net cash provided by financing activities from continuing operation	1,512	68,488	5,233
Cash flows in respect of discontinued operation as follows:
Net cash (used in) provided by operating activities	(374)	1,705	(1,968)
Net cash from investing activities
Net cash from financing activities
Net cash provided by (used in) discontinued operation	(374)	1,705	(1,968)
Net increase (decrease) in cash and cash equivalents	(333)	6,801	(797)
Cash and cash equivalents at the beginning of the year	11,247	4,385	5,163
Effect of translation adjustments on cash and cash equivalents	(24)	61	19
Cash and cash equivalents at end of the year	10,890	11,247	4,385
Non- Cash activities:
Reclassification of non-tradable derivatives until registered for trading		$ 27,386	$ 1,934